Financial Instruments - Cumulative Basis Adjustments for Fair Value Hedges (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Long-term investments [Member]
Derivative [Line Items]
Carrying Amount of Actively Hedged Assets	$ 45	$ 45
Cumulative Amount of Fair Value Hedging Adjustment Increase/(Decrease) to Carrying Amount, Active Hedging Relationships, Asset	0	(1)
Cumulative Amount of Fair Value Hedging Adjustment Increase/(Decrease) to Carrying Amount, Discontinued Hedging Relationships, Asset	0	0
Short-term borrowings, including current portion of long-term debt [Member]
Derivative [Line Items]
Carrying Amount of Actively Hedged Liabilities	0	1,499
Cumulative Amount of Fair Value Hedging Adjustment Increase/(Decrease) to Carrying Amount, Active Hedging Relationships, Liability	0	(5)
Cumulative Amount of Fair Value Hedging Adjustment Increase/(Decrease) to Carrying Amount, Discontinued Hedging Relationships, Liability	0	0
Long-term debt [Member]
Derivative [Line Items]
Carrying Amount of Actively Hedged Liabilities	7,092	9,952
Cumulative Amount of Fair Value Hedging Adjustment Increase/(Decrease) to Carrying Amount, Active Hedging Relationships, Liability	266	(45)
Cumulative Amount of Fair Value Hedging Adjustment Increase/(Decrease) to Carrying Amount, Discontinued Hedging Relationships, Liability	$ 690	$ 129